Financial Risk - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 2,184,996		₩ 382,817
Debentures	7,466,852		7,086,187
Assets	7,110,730	₩ (11,997)	7,461,181
Derivative financial liabilities	4,184		39,470
Financial liabilities	16,800,116		12,725,704
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	820,366		328,314
Derivatives hedging instruments	39,871		21,902
FVOCI	544,643
Available-for-sale financial assets			734,487
Assets	1,404,880		1,084,703
FVTPL	61,813		60,278
Derivative financial liabilities	4,184		39,470
Financial liabilities	65,997		99,748
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,378,843		383,748
Debentures	7,868,472		7,325,370
Long-term payables - other	2,469,653		1,766,451
Financial liabilities	12,716,968		9,475,569
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	820,366		328,314
Derivatives hedging instruments	39,871		21,902
FVOCI	544,643
Available-for-sale financial assets			734,487
Assets	1,404,880		1,084,703
FVTPL	61,813		60,278
Derivative financial liabilities	4,184		39,470
Financial liabilities	65,997		99,748
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,184,996		382,817
Debentures	7,405,039		7,025,909
Long-term payables - other	2,393,027		1,649,466
Financial liabilities	11,983,062		9,058,192
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVOCI	293,925
Available-for-sale financial assets			589,202
Assets	293,925		589,202
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	695,992		106,057
Derivatives hedging instruments	39,871		21,902
Available-for-sale financial assets			47,383
Assets	735,863		175,342
FVTPL	61,813		60,278
Derivative financial liabilities	4,184		39,470
Financial liabilities	65,997		99,748
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	2,378,843		383,748
Debentures	7,868,472		7,325,370
Long-term payables - other	2,469,653		1,766,451
Financial liabilities	12,716,968		9,475,569
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	124,374		222,257
FVOCI	250,718
Available-for-sale financial assets			97,902
Assets	₩ 375,092		₩ 320,159